Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	35.00%
Increase in income tax expense			$ 511,000
Valuation allowance	$ 0	$ 0
Liability for uncertain tax positions, current	0
Unrecognized tax benefits	$ 0